Property and Equipment, Net (Details) - Schedule of property and equipment net - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cost:
Cost	$ 140	$ 92
Less - accumulated depreciation	72	49
Total property and equipment, net	68	43
Computers and software [Member]
Cost:
Cost	124	76	[1]
Office furniture and equipment [Member]
Cost:
Cost	7	7
Electronic equipment [Member]
Cost:
Cost	$ 9	$ 9	[1]

[1]	Reclassified.